Derivative financial instruments (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Derivative Financial Instruments 1	$ 170,500
Derivative Financial Instruments 2	0
Derivative Financial Instruments 3	$ 177,900